Offsets	Feb. 19, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	RE/MAX Holdings, Inc.
Form or Filing Type	S-3
File Number	333-234187
Initial Filing Date	Oct. 15, 2019
Fee Offset Claimed	$ 99.67
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 400,000,000.00
Termination / Withdrawal Statement	The registrant previously registered the offering of $400,000,000 of securities under a Registration Statement on Form S-3 filed with the Securities and Exchange Commission on October 15, 2019 (File No. 333-234187) (the "2019 Registration Statement"), which was declared effective on December 30, 2019 and expired on December 30, 2022. Of the $400,000,000 of securities registered on the 2019 Registration Statement, for which a contemporaneous fee payment of $51,920.00 was paid, all $400,000,000 of the securities remained unsold when the 2019 Registration Statement expired, leaving $51,920.00 in previously paid fees available for future offset. Subsequently, the registrant registered the offering of $350,000,000 of securities under a Registration Statement on Form S-3 filed with the Securities and Exchange Commission on February 28, 2023 (File No. 333-270127) (the "First 2023 Registration Statement"), claiming a fee offset of $38,570.00 pursuant to Rule 457(p) under the Securities Act, leaving $13,350.00 in previously paid fees available for future offset. Thereafter, the Registrant registered the offering of $53,803,516.14 of securities under a Registration Statement on Form S-8 filed with the SEC on May 26, 2023 (File No. 333-272219) (the "Second 2023 Registration Statement" and, together with the First 2023 Registration Statement, the "2023 Registration Statements"), claiming a fee offset of $5,929.15 pursuant to Rule 457(p) under the Securities Act, leaving $7,420.85 in previously paid fees available for future offset. Thereafter, the Registrant registered the offering of $8,089,871.84 of securities under a Registration Statement on Form S-8 filed with the SEC on February 22, 2024 (File No. 333-277280) (the "2024 Registration Statement") claiming a fee offset of $1,194.07 pursuant to Rule 457(p) under the Securities Act, leaving $6,226.78 in previously paid fees available for future offset. Thereafter, the Registrant registered the offering of $21,336,000 of securities under a Registration Statement on Form S-8 filed with the SEC on May 20, 2025 (File No. 333-287435) (the "2025 Registration Statement" and, together with the 2024 Registration Statement and the 2023 Registration Statements, the "Prior Registration Statements on Form S-8") claiming a fee offset of $3,266.54 pursuant to Rule 457(p) under the Securities Act, leaving $2,960.24 in previously paid fees available for future offset. Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the offering of $721,714.95 of securities being registered hereby in the amount of $99.67 is offset by $99.67 in registration fees previously paid by the registrant with respect to securities that were not issued pursuant to the 2019 Registration Statement and not claimed for offset in connection with the Prior Registration Statements on Form S-8. Accordingly, no additional registration fees are due to be paid at this time.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	RE/MAX Holdings, Inc.
Form or Filing Type	S-3
File Number	333-234187
Filing Date	Oct. 15, 2019
Fee Paid with Fee Offset Source	$ 99.67